Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—42.7%
		AUSTRALIAN DOLLAR—1.2%
		Sovereign—1.2%
760,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 491,065
1,320,000		Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	754,240
		TOTAL	1,245,305
		BRITISH POUND—7.0%
		Sovereign—7.0%
970,000		United Kingdom, Government of, 3.250%, 1/22/2044	980,799
1,060,000		United Kingdom, Government of, 4.250%, 12/7/2027	1,448,005
870,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	1,121,250
590,000		United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	664,124
1,340,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	1,695,017
880,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	588,425
530,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	715,291
		TOTAL	7,212,911
		CANADIAN DOLLAR—1.9%
		Sovereign—1.9%
500,000		Canada, Government of, 4.000%, 6/1/2041	379,787
1,235,000		Canada, Government of, 5.750%, 6/1/2033	1,052,522
615,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	494,373
		TOTAL	1,926,682
		EGYPTIAN POUND—0.4%
		Sovereign—0.4%
21,000,000	[1]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 10/14/2025	418,584
		EURO—24.5%
		Sovereign—24.5%
800,000		Austria, Government of, Sr. Unsecd. Note, 2.900%, 2/20/2033	942,083
200,000		Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	212,951
1,118,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	1,158,089
640,000		France, Government of, 2.750%, 10/25/2027	758,352
1,340,000		France, Government of, 5.750%, 10/25/2032	1,831,983
520,000		France, Government of, Bond, 4.500%, 4/25/2041	646,348
1,190,000		France, Government of, O.A.T., 5.500%, 4/25/2029	1,538,130
600,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	689,656
1,000,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2034	984,475
300,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2038	261,193
370,000		France, Government of, Unsecd. Note, 2.000%, 5/25/2048	293,840
225,000		Germany, Government of, 2.500%, 7/4/2044	238,787
1,200,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	1,641,536
840,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	949,593
620,000		Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	576,588
300,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	350,164
400,000		Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	471,120
1,690,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	1,821,144
1,410,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,764,640
500,000		Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	552,897

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
820,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	$ 956,675
900,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	906,844
1,025,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,188,315
500,000	Romania, Government of, Sr. Unsecd. Note, REGS, 2.000%, 1/28/2032	483,697
420,000	Spain, Government of, 4.200%, 1/31/2037	525,937
1,040,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	860,123
890,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	1,032,952
1,090,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	1,240,032
310,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	345,738
	TOTAL	25,223,882
	JAPANESE YEN—6.4%
	Sovereign—6.4%
290,000,000	Japan, Government of, Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	897,756
153,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	908,578
295,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	1,345,291
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,346,698
315,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,084,309
	TOTAL	6,582,632
	MEXICAN PESO—0.2%
	Sovereign—0.2%
3,500,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	185,461
	NEW ZEALAND DOLLAR—1.1%
	Sovereign—1.1%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	551,487
1,000,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	589,386
	TOTAL	1,140,873
	TOTAL BONDS (IDENTIFIED COST $44,188,496)	43,936,330
	REPURCHASE AGREEMENTS—7.1%
$ 7,248,000	Interest in $100,000,000 joint repurchase agreement, 4.33% dated 8/29/2025 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $104,811,111 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Bond and U.S. Treasury Notes with various maturities to 8/15/2053 and the market value of those underlying securities was $102,049,080. (IDENTIFIED COST $7,248,000)	7,248,000
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
570,000	EUR PUT/USD CALL, Morgan Stanley, Notional Amount $570,000, Exercise Price $1.143, Expiration Date 11/14/2025 (IDENTIFIED COST $3,751)	2,680
	INVESTMENT COMPANY—49.7%
5,705,512	Emerging Markets Core Fund (IDENTIFIED COST $50,626,283)	51,178,443
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $102,066,530)	$102,365,453
	OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	560,536
	NET ASSETS—100%	$102,925,989

At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
Euro-Bobl Long Futures	14	EUR 1,923,839	September 2025	$3,475
Euro-Bund Long Futures	6	EUR 909,367	September 2025	$3,757
Japan 10 Year Bond Long Futures	6	JPY 5,615,597	September 2025	$(32,765)
United Kingdom Gilt Long Futures	2	GBP 244,695	December 2025	$(301)
United States Treasury Notes 5 Year Long Futures	6	$656,813	December 2025	$2,154
Short Futures:
Canada 10 Year Bond Short Futures	1	CAD (87,749)	December 2025	$(344)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,024)
At August 31, 2025, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Morgan Stanley	EUR CALL/USD PUT	(130,000)	$130,000	12/29/2025	$1.190	$(1,915)
(PREMIUMS RECEIVED $2,357)						$(1,915)
At August 31, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2025[3]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
Morgan Stanley	CDX Index EM Series 43	Buy	1.000%	6/20/2030	1.45%	$5,000,000	$98,750	$98,750	$0
At August 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/10/2025	Bank of America	800,000 AUD	414,316 CHF	$3,535
10/10/2025	Bank of America	400,000 EUR	$467,444	$1,724
10/10/2025	Bank of America	$400,000	3,800,998 SEK	$(2,646)
10/10/2025	Barclays	$2,500,000	368,934,825 JPY	$(21,819)
10/10/2025	Citibank	375,000 AUD	194,904 CHF	$786
10/10/2025	Citibank	4,000,000 NOK	312,483 CHF	$5,538
10/10/2025	Credit Agricole	630,000 EUR	$733,161	$5,779
10/10/2025	JPMorgan	700,000 EUR	$819,205	$1,839
10/10/2025	Morgan Stanley	100,000 CHF	1,269,489 NOK	$(719)
10/10/2025	Morgan Stanley	650,000 EUR	111,434,804 JPY	$696
10/10/2025	Morgan Stanley	400,000 EUR	374,664 CHF	$(1,413)
10/10/2025	Morgan Stanley	650,000 NZD	$386,660	$(2,630)
10/10/2025	Morgan Stanley	$150,000	543,556 PLN	$917
10/10/2025	Morgan Stanley	$200,000	3,766,669 MXN	$(955)
10/10/2025	Morgan Stanley	$650,000	94,633,870 JPY	$3,139
10/10/2025	State Street	300,000 AUD	157,622 CHF	$(1,504)
10/10/2025	UBS	350,000 EUR	$408,689	$1,833
10/10/2025	Wells Fargo	1,700,000 EUR	$1,989,033	$4,932
10/17/2025	Bank of America	79,500,000 CLP	$82,009	$227
11/6/2025	Morgan Stanley	165,000 EUR	$192,298	$1,564
11/6/2025	Morgan Stanley	408,330 EUR	$477,461	$2,294
11/6/2025	Morgan Stanley	16,500,000 JPY	$113,270	$(150)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
11/19/2025	Citibank	2,100,000 EGP	$41,758	$1,479
11/24/2025	Citibank	512,526,500 IDR	$31,436	$(414)
11/24/2025	Goldman Sachs	2,708,642 INR	$30,955	$(382)
11/24/2025	Morgan Stanley	225,665 CNY	$31,760	$65
11/24/2025	Morgan Stanley	40,395 SGD	$31,656	$39
11/24/2025	State Street	43,387,735 KRW	$31,174	$177
12/29/2025	Citibank	2,000,000 EGP	$37,661	$3,517
Contracts Sold:
10/10/2025	Bank of America	650,000 EUR	111,331,370 JPY	$(1,404)
10/10/2025	Bank of America	4,750,000 EUR	$5,605,624	$34,251
10/10/2025	Bank of America	$300,000	43,945,614 JPY	$386
10/10/2025	Bank of America	$2,500,000	365,865,825 JPY	$841
10/10/2025	Bank of America	$200,000	1,932,813 SEK	$4,746
10/10/2025	Bank of America	$200,000	1,934,230 SEK	$4,896
10/10/2025	Barclays	1,900,000 NZD	$1,146,614	$24,064
10/10/2025	Credit Agricole	$6,650,000	965,178,473 JPY	$(52,615)
10/10/2025	Morgan Stanley	500,000 AUD	$327,671	$221
10/10/2025	Morgan Stanley	650,000 EUR	110,974,143 JPY	$(3,845)
10/10/2025	Morgan Stanley	600,000 GBP	$805,598	$(5,640)
10/10/2025	Morgan Stanley	$650,000	95,871,815 JPY	$5,323
10/10/2025	Morgan Stanley	$1,500,000	220,880,190 JPY	$9,805
10/10/2025	Morgan Stanley	$1,000,000	146,518,550 JPY	$1,513
10/10/2025	State Street	$600,000	87,823,446 JPY	$309
10/17/2025	BNP Paribas	79,500,000 CLP	$82,204	$(32)
10/17/2025	Morgan Stanley	290,000 PEN	$81,078	$(912)
11/6/2025	State Street	52,000 CHF	$65,055	$(476)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$28,879
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, the value of Written Option Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2024	$52,303,865
Purchases at Cost	$14,451,229
Proceeds from Sales	$(16,000,000)
Change in Unrealized Appreciation/Depreciation	$(675,938)
Net Realized Gain/(Loss)	$1,099,287
Value as of 8/31/2025	$51,178,443
Shares Held as of 8/31/2025	5,705,512
Dividend Income	$2,551,335

1	Zero coupon bond.
2	Assets, other than investments in securities, less liabilities.
3
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$43,936,330	$—	$43,936,330
Repurchase Agreements	—	7,248,000	—	7,248,000
Purchased Put Options	2,680	—	—	2,680
Investment Company	51,178,443	—	—	51,178,443
TOTAL SECURITIES	$51,181,123	$51,184,330	$—	$102,365,453
Other Financial Instruments:
Assets
Futures Contracts	$9,386	$—	$—	$9,386
Swap Contracts	—	98,750	—	98,750
Foreign Exchange Contracts	—	126,435	—	126,435
Liabilities
Futures Contracts	(33,410)	—	—	(33,410)
Written Call Options	(1,915)	—	—	(1,915)
Foreign Exchange Contracts	—	(97,556)	—	(97,556)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(25,939)	$127,629	$—	$101,690

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BOBL	—Bundesobligation
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
EGP	—Egyptian Pound
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar